Significant Accounting Policies - Summary of Effect of Adopting IFRS 15 (Detail) - EUR (€) € in Thousands		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Accrued income		€ 10,498	€ 6,474
Contract assets		53,541	39,714
Total current assets		603,420	619,446
Contract assets		10,268	9,077
Deferred tax assets		23,063	24,562
Total non-current assets		1,192,641	1,263,065
Total assets		1,796,061	1,882,511
Liabilities
Deferred income		5	7
Contract Liabilities		199,900	185,681
Total current liabilities		715,434	1,172,530
Deferred income			10
Contract liabilities		17,271	13,485
TOTAL LIABILITIES		1,568,047	1,891,526	€ 49,139
Equity
Retained earnings		(483,211)	(207,566)
Reserves		(813,300)	(1,321,685)
TOTAL EQUITY/(DEFICIT)		228,014	(9,015)		€ (58,916)	€ 5,917
TOTAL LIABILITIES AND EQUITY		€ 1,796,061	€ 1,882,511
Increase (decrease) due to application of IFRS 15 [member]
Assets
Accrued income				(48,030)
Contract assets				48,703
Total current assets				673
Accrued income	[1],[2]			(300)
Contract assets	[1]			300
Deferred tax assets	[3]			(238)
Total non-current assets				(238)
Total assets				435
Liabilities
Deferred income	[4]			(192,717)
Contract Liabilities	[2],[4]			192,289
Total current liabilities				(428)
Deferred income	[4]			(18,160)
Contract liabilities	[2],[4]			18,160
TOTAL LIABILITIES				(428)
Equity
Retained earnings	[2]			914
Reserves	[2]			(51)
TOTAL EQUITY/(DEFICIT)				863
TOTAL LIABILITIES AND EQUITY				€ 435

[1]	Before adoption of IFRS 15, the Group recognized accrued income, even if the receipt of the total consideration was conditional on successful completion of goods or services in the contract. Under IFRS 15, any earned consideration that is conditional should be recognized as a contract asset rather than an accrued income. Therefore, upon the adoption of IFRS 15, the Group reclassified €49,003 of accrued income as contract assets in total as at January 1, 2018.
[2]	The Group allocated sponsorship benefits over period during which the services were provided. The Group accelerated recognition of certain digital benefits to periods prior to the event at an amount of €914 in retained earnings, as well as an increase of accrued income €672, and a decrease of €427 of contract liabilities as at January 1, 2018. The losses on foreign exchange differences on such impact was €51 which was booked into other comprehensive income as at January 1, 2018.
[3]	The Group recognized the related deferred tax impact for the adjustment c) illustrated as above.
[4]	Before the adoption of IFRS 15, the Group presented these advances which are project related as deferred income in the consolidated statement of financial position on the advances received. Under IFRS 15, the Group presented those advances as contract liabilities. Therefore, a reclassification of € 210,877 in total was made as at January 1, 2018.